Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date		rr_ProspectusDate	Nov. 01, 2014
Supplement [Text Block]		jpmt21_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Specialty Funds

JPMorgan Multi-Cap Market Neutral Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Multi-Cap Market Neutral Fund

The tables below replace the corresponding tables on pages 33 and 34 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.78	1.81	1.68
Dividend Expenses on Short Sales	1.29	1.29	1.29
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.24	0.27	0.14
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses[1]	2.86	3.39	2.51
Fee Waivers and Expense Reimbursements[1,3]	(0.29)	(0.32)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.57	3.07	2.31

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15) interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	410	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	310	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Multi-Cap Market Neutral Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt21_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Specialty Funds

JPMorgan Multi-Cap Market Neutral Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Multi-Cap Market Neutral Fund

The tables below replace the corresponding tables on pages 33 and 34 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.78	1.81	1.68
Dividend Expenses on Short Sales	1.29	1.29	1.29
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.24	0.27	0.14
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses[1]	2.86	3.39	2.51
Fee Waivers and Expense Reimbursements[1,3]	(0.29)	(0.32)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.57	3.07	2.31

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15) interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	410	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	310	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Multi-Cap Market Neutral Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.24%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.29%
Other Expenses		rr_OtherExpensesOverAssets	1.78%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.86%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.57%
1 Year		rr_ExpenseExampleYear01	$ 771
3 Years		rr_ExpenseExampleYear03	1,339
5 Years		rr_ExpenseExampleYear05	1,930
10 Years		rr_ExpenseExampleYear10	3,524
1 Year		rr_ExpenseExampleNoRedemptionYear01	771
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,339
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,930
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,524
JPMorgan Multi-Cap Market Neutral Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.27%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.29%
Other Expenses		rr_OtherExpensesOverAssets	1.81%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.39%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	3.07%
1 Year		rr_ExpenseExampleYear01	$ 410
3 Years		rr_ExpenseExampleYear03	1,012
5 Years		rr_ExpenseExampleYear05	1,737
10 Years		rr_ExpenseExampleYear10	3,655
1 Year		rr_ExpenseExampleNoRedemptionYear01	310
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,012
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,737
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,655
JPMorgan Multi-Cap Market Neutral Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.14%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.29%
Other Expenses		rr_OtherExpensesOverAssets	1.68%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.51%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.31%
1 Year		rr_ExpenseExampleYear01	$ 234
3 Years		rr_ExpenseExampleYear03	763
5 Years		rr_ExpenseExampleYear05	1,318
10 Years		rr_ExpenseExampleYear10	2,831
1 Year		rr_ExpenseExampleNoRedemptionYear01	234
3 Years		rr_ExpenseExampleNoRedemptionYear03	763
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,318
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,831

[1]	As of September 1, 2015, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[2]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15) interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.